TAXATION (Schedule of Income Tax Expense from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Current tax expense (benefit)	¥ 4,115	$ 646	¥ (24,047)	¥ (16,570)
Deferred tax benefit	(10,680)	(1,676)	(13,577)	(22,416)
Income tax expense	¥ (6,565)	$ (1,030)	¥ (37,624)	¥ (38,986)